Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Abstract]
Dividend yield	3.57%	3.49%	3.27%
Expected life	10 years	10 years	10 years
Expected volatility	24.97%	25.91%	25.37%
Risk-free interest rate	2.17%	3.01%	1.76%
Weighted average fair value of options granted	$ 5.30	$ 5.72	$ 5.61